Borrowings (Tables)	12 Months Ended
Apr. 03, 2022
Borrowings [abstract]
Schedule of Term Loan
The amount outstanding with respect to the term loan is as follows:

	April 3, 2022	March 28, 2021
	$	$
Term loan	370.8	377.3
Unamortized portion of deferred transaction costs	(0.8)	(5.8)
Original issue discount	—	(3.7)
	370.0	367.8

Schedule of Net Interest and Other Finance Costs
Net interest, finance and other costs consist of the following:

	Year ended
	April 3, 2022	March 28, 2021	March 29, 2020
	$	$	$
Interest expense
Mainland China Facilities	0.4	0.2	0.2
Revolving facility	1.8	3.1	3.7
Term loan	17.4	14.4	8.7
Lease liabilities	9.1	9.5	8.4
Standby fees	0.9	1.4	0.8
Acceleration of unamortized costs on debt extinguishment	9.5	1.1	7.0
Interest income	(0.4)	(0.7)	(0.4)
Other costs	0.3	1.9	—
Net interest, finance and other costs	39.0	30.9	28.4